SCHEDULE OF NET LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States					$ (643,233)
Net loss before income taxes	$ (34,851,732)	$ 843,305	$ (39,618,630)	$ 801,319	$ (643,233)